Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
Changes in Goodwill [Table Text Block]
The changes in goodwill are as follows:

		Occupant
	Chassis	Safety		Automotive
	Systems	Systems	Electronics	Components
	Segment	Segment	Segment	Segment	Total

	(Dollars in millions)
Balance as of December 31, 2010	$800	$538	$423	$-	$1,761
Effects of foreign currency translation	-	(3)	-	-	(3)
Divestitures	(5)	-	-	-	(5)
Balance as of December 31, 2011	$795	$535	$423	$-	$1,753
Effects of foreign currency translation	1	2	-	-	3
Balance as of December 31, 2012	$796	$537	$423	$-	$1,756

Intangible Assets and Related Accumulated Amortization
The following table reflects intangible assets and related accumulated amortization:

	As of December 31,
	2012			2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount

	(Dollars in millions)
Definite-lived intangible assets:
Customer relationships	$67	$(58)	$9	$67	$(47)	$20
Developed technology and other intangible assets	106	(86)	20	99	(85)	14
Total	173	$(144)	29	166	$(132)	34

Indefinite-lived intangible assets:
Trademarks	264		264	264		264
Total	$437		$293	$430		$298

Weighted Average Amortization Periods for Intangible Assets Subject to Amortization
The weighted average amortization periods for intangible assets subject to amortization are as follows:
Weighted Average
Amortization Period
Customer relationships	5 years
Developed technology and other intangible assets	8 years

Expected Amortization Expense
The Company expects that ongoing amortization expense will approximate the following:

(Dollars in millions)
Fiscal year 2013	$11
Fiscal year 2014	2
2015 and beyond	16

The expected amortization expense for 2015 and beyond primarily relates to land use rights